LONG-TERM LOANS FROM BANKS (Facility Agreement) (Narrative) (Details) - Facility Agreement [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Outstanding principal	$ 83,000	$ 101,000
LIBOR [Member]
Debt Instrument [Line Items]
Basis spread over variable interest rate	3.90%
2016 [Member] | Israeli Banks [Member]
Debt Instrument [Line Items]
Installment payment	$ 6,000
2017 [Member] | Israeli Banks [Member]
Debt Instrument [Line Items]
Installment payment	56,000
2018 [Member] | Israeli Banks [Member]
Debt Instrument [Line Items]
Installment payment	$ 21,000